UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2013

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Certificates of Deposit–27.4%
Yankee Certificates of Deposit–27.4%
Bank of Montreal, Chicago:
0.17%	3/8/13	3/8/13	$50,000,000	$50,000,000
0.18%	3/20/13	3/20/13	50,000,000	50,000,000
0.18%	4/1/13	4/1/13	46,500,000	46,500,000
0.19%	5/29/13	5/29/13	50,000,000	50,000,000
0.23%	3/19/13	3/19/13	36,000,000	36,000,000
0.23%	3/19/13	3/19/13	50,000,000	50,000,000
0.23%	3/20/13	3/20/13	16,000,000	16,000,000
Bank of Nova Scotia, Houston TX:
0.23%[1]	3/1/13	5/24/13	50,000,000	50,000,000
0.23%	4/8/13	4/8/13	100,000,000	100,000,000
0.24%	4/11/13	4/11/13	50,000,000	50,000,000
0.24%	5/17/13	5/17/13	70,000,000	70,000,000
BNP Paribas, New York, 0.74%	1/15/14	1/15/14	67,000,000	67,000,000
Deutsche Bank AG, New York, 0.18%	3/1/13	3/1/13	100,000,000	100,000,000
DnB Bank ASA NY:
0.21%	5/2/13	5/2/13	46,000,000	46,000,000
0.22%	5/15/13	5/15/13	50,000,000	50,000,000
0.23%	3/14/13	3/14/13	50,000,000	50,000,000
0.23%	3/21/13	3/21/13	12,500,000	12,500,000
0.23%	3/26/13	3/26/13	63,000,000	63,000,000
Mitsubishi UFJ TR & BK NY, 0.17%[2]	3/22/13	3/22/13	50,000,000	50,000,000
Nordea Bank Finland plc, New York, 0.23%	5/22/13	5/22/13	55,000,000	55,000,000
Rabobank Nederland NV, New York:
0.39%	4/2/13	4/2/13	50,000,000	50,008,431
0.43%	3/18/13	3/18/13	26,000,000	26,002,942

1	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Yankee Certificates of Deposit Continued
Royal Bank of Canada, New York:
0.37%[1]	3/1/13	2/3/14	$100,000,000	$100,000,000
0.54%[1]	3/1/13	6/7/13	46,500,000	46,500,000
Skandinaviska Enskilda Bank, New York, 0.50%	3/4/13	3/4/13	20,000,000	20,000,493
Societe Generale, New York, 0.15%	3/1/13	3/1/13	100,000,000	100,000,000
Sumitomo Mutsui Bank NY:
0.15%	3/5/13	3/5/13	60,000,000	60,000,000
0.15%	3/6/13	3/6/13	100,000,000	100,000,000
0.15%	3/7/13	3/7/13	50,000,000	50,000,000
Svenska Handelsbanken, New York, 0.21%	4/23/13	4/23/13	59,000,000	59,000,000
Swedbank AB, New York:
0.18%	3/13/13	3/13/13	50,000,000	50,000,000
0.18%	3/28/13	3/28/13	38,000,000	38,000,000
Toronto Dominion Bank, New York:
0.19%	4/30/13	4/30/13	100,000,000	100,000,000
0.24%	3/19/13	3/19/13	3,700,000	3,700,000
0.24%	3/27/13	3/27/13	55,000,000	55,000,000

Total Certificates of Deposit (Cost $1,920,211,866)				1,920,211,866
Direct Bank Obligations–16.5%
Aust & NZ Banking Group, 0.21%[3]	5/3/13	5/3/13	30,450,000	30,438,810
Chase Bank USA NA, 0.22%	3/6/13	3/6/13	50,000,000	50,000,000
DnB Bank ASA:
0.22%[3]	5/28/13	5/28/13	13,650,000	13,642,659
0.23%[3]	3/18/13	3/18/13	50,000,000	49,994,569
National Australia Funding (Delaware), Inc., 0.25%[3]	7/8/13	7/8/13	50,000,000	49,955,208
Nordea North America, Inc.:
0.20%	5/22/13	5/22/13	50,000,000	49,977,222
0.20%	6/11/13	6/11/13	49,885,000	49,856,732
0.25%	3/6/13	3/6/13	55,000,000	54,998,090

2	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Direct Bank Obligations Continued
Northern Trust Co., Grand Cayman, 0.04%	3/1/13	3/1/13	$50,000,000	$50,000,000
Skandinaviska Enskilda Banken, Grand Cayman, 0.16%	3/1/13	3/1/13	212,000,000	212,000,000
Societe Generale North America, Inc., 0.17%	3/5/13	3/5/13	127,700,000	127,697,588
Svenska Handelsbanken, Inc.:
0.21%[3]	4/23/13	4/23/13	87,000,000	86,973,103
0.24%[3]	3/21/13	3/21/13	55,900,000	55,892,547
Swedbank AB, 0.20%	3/18/13	3/18/13	76,000,000	75,992,822
Westpac Banking Corp.:
0.35%[1,3]	4/23/13	1/23/14	100,000,000	100,000,000
0.36%[1,2,3]	4/9/13	1/9/14	100,300,000	100,300,000

Total Direct Bank Obligations (Cost $1,157,719,350)				1,157,719,350
Short-Term Notes/Commercial Paper–49.9%
Banks–0.9%
Bank of Tokyo-Mitsubishi UFJ NY:
0.16%[2]	3/7/13	3/7/13	35,000,000	34,999,067
0.16%[2]	3/13/13	3/13/13	30,000,000	29,998,400

				64,997,467
Capital Markets–1.5%
BNP Paribas Finance, Inc., 0.67%	4/2/13	4/2/13	109,100,000	109,034,055
Diversified Financial Services–2.0%
General Electric Capital Corp.:
0.24%	8/26/13	8/26/13	100,000,000	99,881,333
0.30%	3/4/13	3/4/13	40,000,000	39,999,000

				139,880,333
Leasing & Factoring–6.2%
American Honda Finance Corp.:
0.32%[1]	5/8/13	11/8/13	53,500,000	53,500,000
0.33%[1,2]	3/12/13	12/5/13	62,257,000	62,257,000
0.38%[1]	5/2/13	8/2/13	56,000,000	56,000,000
Toyota Motor Credit Corp.:
0.30%	10/25/13	10/25/13	150,000,000	149,702,500
0.31%	7/16/13	7/16/13	60,000,000	59,929,217
0.31%	7/17/13	7/17/13	50,000,000	49,940,583

				431,329,300

3	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Municipal–3.9%
AARP Nts., Series 2001, 0.22%[1]	3/7/13	3/7/13	$50,000,000	$50,000,000
Baltimore, MD General Obligation Bonds, Series 2003C, 0.16%[1]	3/7/13	3/7/13	9,965,000	9,965,000
Calhoun Cnty. Navigation District Solid Waste Disposal Revenue Bonds, Formosa Plastics Corp., Series 2001, 0.14%[1]	3/7/13	3/7/13	12,500,000	12,500,000
Calhoun Port Authority, TX Revenue Bonds, Formosa Plastics Corp. America, Series 2012, 0.14%[1]	3/7/13	3/7/13	50,000,000	50,000,000
Capital Market Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008, 0.20%[1]	3/7/13	3/7/13	6,905,000	6,905,000
District of Columbia Revenue Bonds, American Immigration Lawyers, Series 07, 0.16%[1]	3/7/13	3/7/13	11,845,000	11,845,000
Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-1, 0.19%[1]	3/7/13	3/7/13	3,495,000	3,495,000
Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-2, 0.17%[1]	3/7/13	3/7/13	17,480,000	17,480,000
Lewisburg, TN Industrial Development Board, Waste Management of Tennessee Project, Series 2003, 0.14%[1]	3/7/13	3/7/13	25,000,000	25,000,000
Macon-Bibb Cnty. Industrial Development Authority Revenue Bonds, Bass Pro Outdoor World, Series 2005, 0.29%[1]	3/7/13	3/7/13	19,200,000	19,200,000
OH Higher Education Facilities Commission, Xavier University 2008 Project, Series B, 0.18%[1]	3/7/13	3/7/13	20,480,000	20,480,000

4	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Municipal Continued
SC Jobs Economic Development Authority Bonds, South Atlantic Canners, Inc., Series 2001, 0.26%[1]	3/7/13	3/7/13	$5,000,000	$5,000,000
St. Paul, MN Bonds, Rivercentre Arena Project, Series 2009A, 0.20%[1]	3/7/13	3/7/13	16,500,000	16,500,000
Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.20%[1]	3/7/13	3/7/13	11,700,000	11,700,000
Trinitas Hospital Bonds, Series 2006, 0.20%[1]	3/7/13	3/7/13	13,555,000	13,555,000

				273,625,000
Oil, Gas & Consumable Fuels–1.4%
Total Capital SA, 0.12%[3]	3/1/13	3/1/13	100,000,000	100,000,000
Receivables Finance–18.9%
Alpine Securitization Corp.:
0.18%	3/12/13	3/12/13	61,200,000	61,196,634
0.18%	3/13/13	3/13/13	24,200,000	24,198,548
0.18%	3/14/13	3/14/13	50,000,000	49,996,750
0.18%	3/19/13	3/19/13	67,000,000	66,993,970
Barton Capital Corp.:
0.16%[3]	3/7/13	3/7/13	100,000,000	99,997,333
0.17%[3]	3/4/13	3/4/13	75,000,000	74,998,938
Chariot Funding LLC:
0.24%[3]	3/18/13	3/18/13	30,700,000	30,696,521
0.25%[3]	3/27/13	3/27/13	50,000,000	49,990,972
0.25%[3]	4/2/13	4/2/13	36,000,000	35,992,000
0.25%[3]	4/18/13	4/18/13	78,000,000	77,974,000
0.25%[3]	4/19/13	4/19/13	50,000,000	49,982,986
Fairway Finance Corp.:
0.16%[3]	3/6/13	3/6/13	25,282,000	25,281,438
0.17%[3]	3/12/13	3/12/13	28,435,000	28,433,523

5	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Receivables Finance Continued
Gemini Securitization Corp., 0.17%[3]	3/1/13	3/1/13	$141,800,000	$141,800,000
Gotham Funding Corp.:
0.18%[3]	3/26/13	3/26/13	28,000,000	27,996,500
0.19%[3]	3/13/13	3/13/13	47,571,000	47,567,987
Jupiter Securitization Co. LLC:
0.25%[3]	3/6/13	3/6/13	38,000,000	37,998,311
0.25%[3]	4/11/13	4/11/13	25,000,000	24,992,882
0.25%[3]	4/19/13	4/19/13	50,000,000	49,982,986
Market Street Funding LLC:
0.19%[3]	3/15/13	3/15/13	50,000,000	49,996,306
0.20%[3]	5/21/13	5/21/13	35,000,000	34,984,250
0.21%[3]	4/17/13	4/17/13	33,000,000	32,990,953
0.21%[3]	4/19/13	4/19/13	84,000,000	83,975,990
Sheffield Receivables Corp.:
0.17%[3]	3/25/13	3/25/13	34,100,000	34,096,135
0.17%[3]	3/26/13	3/26/13	30,000,000	29,996,458
Thunder Bay Funding LLC, 0.20%[3]	3/20/13	3/20/13	50,000,000	49,994,722

				1,322,107,093
Special Purpose Financial–15.1%
Collateralized Commercial Paper II Co. LLC:
0.40%[2]	7/16/13	7/16/13	75,400,000	75,285,224
0.40%[2]	7/22/13	7/22/13	90,000,000	89,857,000
Concord Minutemen Cap. Corp. LLC:
0.26%	4/1/13	4/1/13	28,000,000	27,993,731
0.28%	4/8/13	4/8/13	1,300,000	1,299,616
0.28%	4/9/13	4/9/13	45,000,000	44,986,350
0.28%	4/10/13	4/10/13	7,000,000	6,997,822
0.28%	4/11/13	4/11/13	50,000,000	49,984,056
0.30%	3/11/13	3/11/13	94,000,000	93,992,167
0.30%	3/12/13	3/12/13	63,247,000	63,241,202
0.30%	3/13/13	3/13/13	41,000,000	40,995,900

6	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Special Purpose Financial Continued
FCAR Owner Trust I:
0.20%	5/6/13	5/6/13	$100,000,000	$99,963,333
0.22%	4/5/13	4/5/13	20,000,000	19,995,722
Legacy Capital LLC:
0.21%	3/7/13	3/7/13	20,000,000	19,999,300
0.28%	4/4/13	4/4/13	50,000,000	49,986,778
Lexington Parker Capital Co. LLC:
0.28%[3]	4/5/13	4/5/13	50,000,000	49,986,389
0.28%[3]	4/8/13	4/8/13	81,400,000	81,375,942
0.28%[3]	4/10/13	4/10/13	40,600,000	40,587,369
0.28%[3]	4/15/13	4/15/13	33,000,000	32,988,450
Northern Pines Funding LLC:
0.21%[2]	3/25/13	3/25/13	37,900,000	37,894,694
0.22%[2]	3/28/13	3/28/13	50,000,000	49,991,750
0.22%[2]	4/1/13	4/1/13	50,000,000	49,990,528
Ridgefield Funding Co. LLC, 0.38%	4/10/13	4/10/13	29,300,000	29,287,629

				1,056,680,952

Total Short-Term Notes/Commercial Paper (Cost $3,497,654,200)				3,497,654,200
U.S. Government Obligations–4.7%
U.S. Treasury Nts.:
0.38%	6/30/13	6/30/13	50,000,000	50,024,968
0.50%	11/15/13	11/15/13	35,000,000	35,070,830
1.00%	7/15/13	7/15/13	50,000,000	50,140,291
1.75%	1/31/14	1/31/14	40,000,000	40,572,773
3.13%	8/31/13	8/31/13	50,000,000	50,724,411
3.38%	7/31/13	7/31/13	50,000,000	50,654,872
4.25%	8/15/13	8/15/13	50,000,000	50,923,191

Total U.S. Government Obligations (Cost $328,111,336)				328,111,336

7	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Investment Company–1.5%
Prime Money Market Fund RBC Institutional, Cl. 1, 0.06%[4] (Cost $101,142,662)	3/1/13	3/1/13	$101,142,662	$101,142,662
Total Investments, at Value (Cost $7,004,839,414)			100.0%	7,004,839,414
Other Assets Net of Liabilities			0.0	1,192,497

Net Assets			100.0%	$7,006,031,911

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*	The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.
**	If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.
1.	Represents the current interest rate for a variable or increasing rate security.
2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $580,573,663 or 8.29% of the Fund’s net assets as of February 28, 2013.
3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,911,856,237 or 27.29% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
4.	Rate shown is the 7-day yield as of February 28, 2013.

Notes to Statement of Investments

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

8	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

9	Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2013

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of February 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Certificates of Deposit	$—	$1,920,211,866	$—	$1,920,211,866
Direct Bank Obligations	—	1,157,719,350	—	1,157,719,350
Short-Term Notes/Commercial Paper	—	3,497,654,200	—	3,497,654,200
U.S. Government Obligations	—	328,111,336	—	328,111,336
Investment Company	101,142,662	—	—	101,142,662

Total Assets	$101,142,662	$6,903,696,752	$—	$7,004,839,414

10	Oppenheimer Institutional Money Market Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	4/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	4/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	4/11/2013